Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000223272
Shareholder Report [Line Items]
Fund Name	USA Mutuals All Seasons Fund
Class Name	Institutional Class
Trading Symbol	UNAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USA Mutuals All Seasons Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.usamutuals.com/all-seasons-fund/. You can also request this information by contacting us at 1-866-264-8783.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	www.usamutuals.com/all-seasons-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	1.96%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.96%
AssetsNet	$ 27,184,011
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 143,011
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$27,184,011
Number of Portfolio Holdings	4
Advisory Fee (net of waivers)	$143,011
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.7%
Purchased Options	0.1%
U.S. Government & Agencies	86.2%

C000223274
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Class A
Trading Symbol	VICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.73%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 57,151,196
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 169,180
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,151,196
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$169,180
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	0.4%
Reit	2.6%

C000223277
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Class C
Trading Symbol	VICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$126	2.48%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.48%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 57,151,196
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 169,180
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,151,196
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$169,180
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	0.4%
Reit	2.6%

C000223275
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Institutional Class
Trading Symbol	VICVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	1.48%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.48%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 57,151,196
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 169,180
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,151,196
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$169,180
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	0.4%
Reit	2.6%

C000223276
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Investor Class
Trading Symbol	VICEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about USA Mutuals Vice Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.usamutuals.com/vice-fund/. You can also request this information by contacting us at 1-866-264-8783.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	1.73%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.73%
Material Change Date	Sep. 30, 2024
AssetsNet	$ 57,151,196
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 169,180
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,151,196
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$169,180
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.0%
Money Market Funds	0.4%
Reit	2.6%